CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income/(loss)	Retained earnings	Nonredeemable noncontrolling interest	Redeemable noncontrolling interest	comprehensive income/(loss)
Balances at Dec. 31, 2007	$ 8,343,149,000	$ 6,528,576,000	$ 50,558,000	$ (368,352,000)	$ 1,146,755,000	$ 785,711,000	$ 4,913,904,000	$ 1,814,573,000	$ 89,771,000
Balances (in shares) at Dec. 31, 2007			1,993,326,138	(32,476,837)
Comprehensive income/(loss):
Net income/(loss)	2,151,482,000	1,979,107,000					1,979,107,000	172,375,000	9,798,000	2,151,482,000
Currency translation adjustment, net of tax of $7,528, $7,910 and $nil for 2010, 2009 and 2008, respectively	(1,532,220,000)	(1,228,354,000)				(1,228,354,000)		(303,866,000)		(1,532,220,000)
Change in fair value of derivatives, net of tax of $(6,357), $5,895 and $3,826 for 2010, 2009 and 2008, respectively (Note 22)	(16,359,000)	(16,359,000)				(16,359,000)				(16,359,000)
Unrecognized actuarial gains (losses), net of tax of $nil for 2010, 2009 and 2008, respectively (Note 29)	1,621,000	536,000				536,000		1,085,000		1,621,000
Total comprehensive income/(loss)	604,524,000	734,930,000						(130,406,000)		604,524,000
Dividends declared MTS	(1,260,089,000)	(1,221,893,000)					(1,221,893,000)	(38,196,000)
Stock options of MTS exercised (Note 25)	9,183,000	9,183,000		1,432,000	7,751,000
Stock options of MTS exercised (Note 25) (in shares)				1,397,256
Put option of Comstar-UTS exercised (Note 22)	(271,136,000)	3,336,000			(9,358,000)	12,694,000		(274,472,000)
Accrued compensation costs (Note 25)	3,489,000	3,489,000			3,489,000
Repurchase of common stock of MTS	(1,059,833,000)	(1,059,833,000)		(1,059,833,000)
Repurchase of common stock of MTS (in shares)				(77,193,757)
Reorganization of Comstar Direct (Note 3)	(26,822,000)	(6,539,000)			(6,539,000)			(20,283,000)
Change in fair value of noncontrolling interest of K-Telecom	(2,730,000)	(2,730,000)					(2,730,000)		2,730,000
Change in fair value of noncontrolling interest of Dagtelecom	(43,449,000)	(43,449,000)					(43,449,000)		43,449,000
Effect of acquisition of Sistema Telecom	(15,518,000)	(15,518,000)			(15,518,000)
Increase in ownership of TS-Retail (Note 3)	7,290,000	2,104,000			2,104,000			5,186,000
Increase in ownership in subsidiaries (Note 3)	(6,353,000)							(6,353,000)
Cash paid by Comstar-UTS for the acquisition of Stream TV	(86,842,000)	(51,577,000)			(51,577,000)			(35,265,000)
Balances at Dec. 31, 2008	6,194,863,000	4,880,079,000	50,558,000	(1,426,753,000)	1,077,107,000	(445,772,000)	5,624,939,000	1,314,784,000	145,748,000
Balances (in shares) at Dec. 31, 2008			1,993,326,138	(108,273,338)
Comprehensive income/(loss):
Net income/(loss)	989,734,000	1,014,203,000					1,014,203,000	(24,469,000)	4,359,000	989,736,000
Currency translation adjustment, net of tax of $7,528, $7,910 and $nil for 2010, 2009 and 2008, respectively	(226,297,000)	(196,819,000)				(196,819,000)		(29,478,000)	(4,399,000)	(226,297,000)
Change in fair value of derivatives, net of tax of $(6,357), $5,895 and $3,826 for 2010, 2009 and 2008, respectively (Note 22)	(23,579,000)	(23,579,000)				(23,579,000)				(23,579,000)
Unrecognized actuarial gains (losses), net of tax of $nil for 2010, 2009 and 2008, respectively (Note 29)	2,811,000	1,003,000				1,003,000		1,808,000		2,811,000
Total comprehensive income/(loss)	742,669,000	794,808,000						(52,139,000)		742,671,000
Dividends declared MTS	(1,222,386,000)	(1,221,381,000)					(1,221,381,000)	(1,005,000)
Dividends Metro-Telecom	(4,602,000)	(4,371,000)					(4,371,000)	(231,000)
Accrued compensation costs (Note 25)	1,173,000	1,173,000			1,173,000
Acquisition of Comstar-UTS	(1,322,258,000)	(1,322,258,000)			(1,066,145,000)		(256,113,000)
Legal acquisition of Stream-TV (Note 3)	(3,043,000)	(1,573,000)			(1,616,000)	43,000		(1,470,000)
Dividends paid to noncontrolling interest of K-Telecom									(12,503,000)
Change in fair value of noncontrolling interest of K-Telecom	7,495,000	7,495,000					7,495,000		(7,495,000)
Effect of acquisition of Sistema Telecom	(12,402,000)	(12,402,000)					(12,402,000)
Increase in ownership in subsidiaries (Note 3)	(15,798,000)	223,102,000		371,827,000	(10,519,000)	(83,298,000)	(54,908,000)	(238,900,000)	(43,449,000)
Increase in ownership in subsidiaries (Note 3) (in shares)				31,816,462
Balances at Dec. 31, 2009	4,365,711,000	3,344,672,000	50,558,000	(1,054,926,000)		(748,422,000)	5,097,462,000	1,021,039,000	82,261,000
Balances (in shares) at Dec. 31, 2009			1,993,326,138	(76,456,876)
Comprehensive income/(loss):
Net income/(loss)	1,541,845,000	1,380,631,000			0	0	1,380,631,000	161,214,000	6,598,000	1,541,845,000
Currency translation adjustment, net of tax of $7,528, $7,910 and $nil for 2010, 2009 and 2008, respectively	(53,605,000)	(45,257,000)				(45,257,000)		(8,348,000)	940,000	(53,605,000)
Change in fair value of derivatives, net of tax of $(6,357), $5,895 and $3,826 for 2010, 2009 and 2008, respectively (Note 22)	25,428,000	25,428,000				25,428,000				25,428,000
Unrecognized actuarial gains (losses), net of tax of $nil for 2010, 2009 and 2008, respectively (Note 29)	(7,151,000)	(3,706,000)				(3,706,000)		(3,445,000)		(7,151,000)
Total comprehensive income/(loss)	1,506,517,000	1,357,096,000						149,421,000		1,506,517,000
Dividends declared MTS	(964,744,000)	(953,192,000)					(953,192,000)	(11,552,000)	(14,973,000)
Dividends Metro-Telecom	(11,115,000)	(11,115,000)					(11,115,000)
Gain on transfer of asset from Sistema	4,066,000	2,603,000					2,603,000	1,463,000
Accrued compensation costs (Note 25)	614,000	614,000					614,000
Change in fair value of noncontrolling interest of K-Telecom	(12,118,000)	(12,118,000)					(12,118,000)		12,118,000
Acquisition of Metro-Telecom	(11,070,000)	(11,070,000)					(11,070,000)
Effect of acquisition of Sistema Telecom	(439,455,000)	(439,455,000)					(439,455,000)
Acquisition of Multiregion	24,244,000							24,244,000
Recognition of put option in Comstar-UTS	(11,636,000)	(11,636,000)					(11,636,000)
Increase in ownership in subsidiaries (Note 3)	(294,211,000)	(141,584,000)					(141,584,000)	(152,627,000)
Balances at Dec. 31, 2010	$ 4,156,803,000	$ 3,124,815,000	$ 50,558,000	$ (1,054,926,000)	$ 0	$ (771,957,000)	$ 4,901,140,000	$ 1,031,988,000	$ 86,944,000
Balances (in shares) at Dec. 31, 2010			1,993,326,138	(76,456,876)